RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of holding company and related parties transactions [Line Items]
Short-term benefits		$ 4,166	$ 4,839	$ 6,026
Share-based payments	[1]	0	84	459
Total director's remuneration		$ 4,166	$ 4,923	$ 6,485

[1]	Represents share-based payments on FSP vested during the financial year.